Acquisition of Specialty Microwave (Details) - USD ($)	Sep. 30, 2020	Aug. 20, 2020	Apr. 20, 2020	Dec. 31, 2019	Sep. 12, 2019	Dec. 31, 2018
Promissory note	$ 398,439	$ 232,200	$ 232,200	$ 454,544	$ 475,000
Inventory	602,436			557,710		$ 391,188
Goodwill	120,136			120,136
Less: Customer Deposit	112,612			35,680		$ 190,400
Specialty Microwave [Member]
Promissory note	475,000			475,000
Inventory	301,754			301,754
Goodwill	120,136			120,136
Cash	668,633			668,633
Total purchase price	1,143,633			1,143,633
Property and equipment	46,156			46,156
Trade name	70,233			70,233
Customer relationships	412,860			412,860
Intellectual property	202,771			202,771
Less: Customer Deposit	$ (10,277)			$ (10,277)
Net assets acquired	1,143,633			1,143,633